Consolidated income statement - ZAR (R) R in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue		R 113,684	R 138,288	R 172,194
Cost of sales		(99,768)	(101,624)	(109,306)
Interest income		1,369	1,203	1,202
Finance expense		(3,299)	(2,840)	(2,496)
Share-based payment expenses		(113)	(218)	(383)
Gain/(loss) on financial instruments		235	(4,279)	(6,279)
Gain on foreign exchange differences		1,973	616	1,149
Share of results of equity-accounted investees after tax		(1,174)	1,287	1,989
Other costs		(5,858)	(3,679)	(3,018)
Other income		1,232	1,110	764
Gain on disposal of property, plant and equipment		105	162	36
(Impairments)/reversal of impairments		(47,454)	6	(5,148)
Gain on acquisition	R 898	898	0	0
Early redemption premium on the 2025 Notes		0	0	(196)
Occupational healthcare gain		365	211	14
Restructuring costs		(515)	(363)	(107)
Transaction costs		(474)	(152)	(140)
(Loss)/profit before royalties, carbon tax and tax		(38,794)	29,728	50,275
Royalties		(1,050)	(1,834)	(2,714)
Carbon tax		(2)	10	(4)
(Loss)/profit before tax		(39,846)	27,904	47,557
Mining and income tax		2,416	(8,924)	(13,761)
(Loss)/profit for the year		(37,430)	18,980	33,796
Attributable to:
Owners of Sibanye-Stillwater		(37,772)	18,396	33,054
Non-controlling interests (NCI)		R 342	R 584	R 742
Earnings per share attributable to owners of Sibanye-Stillwater
Basic earnings per share (in ZAR per share)		R (13.34)	R 6.51	R 11.40
Diluted earnings per share (in ZAR per share)		R (13.34)	R 6.50	R 11.29